N-2	Dec. 16, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	false
Securities Act File Number	814-01358
Document Type	8-K
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	503-2100
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

On December 16, 2025, Blackstone Private Credit Fund (the “Fund”) issued $400,000,000 aggregate principal amount of 5.950% notes due 2029 (the “New Notes”) pursuant to that certain Base Indenture, dated as of September 15, 2021 (as may be further amended, supplemented or otherwise modified from time to time, the “Base Indenture”), as supplemented by the Thirteenth Supplemental Indenture (the “Thirteenth Supplemental Indenture” and, together with the Base Indenture, the “Indenture”), between the Fund and U.S. Bank Trust Company, National Association (the “Trustee”). The New Notes are a further issuance of the 5.950% Notes due 2029 that the Fund issued on May 29, 2024 in the aggregate principal amount of $500,000,000 (the “Existing Notes” and, together with the New Notes, the “Notes”). The New Notes will be treated as a single series with the Existing Notes under the Indenture governing the Notes and will have the same terms as the Existing Notes (except the issue date, public offering price and initial interest payment date). The New Notes will have the same CUSIP number and will be fungible and rank equally with the Existing Notes. Upon the issuance of the New Notes, the outstanding aggregate principal amount of the 5.950% Notes due 2029 will be $900,000,000.

Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]

The Notes will mature on July 16, 2029 and may be redeemed in whole or in part at the Fund’s option at any time and from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.950% per year payable semi-annually on January 16 and July 16 of each year, commencing on January 16, 2026. The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu with all existing and future unsecured indebtedness issued by the Fund that are not so subordinated, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]

The Indenture contains certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.